Shareholder Report, Average Annual Return (Details)	3 Months Ended	6 Months Ended	10 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Indexperts Gorilla Aggressive Growth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	6.30%	20.31%	19.45%
Indexperts Quality Earnings Focused ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	2.20%	7.90%	7.86%
Indexperts Yield Focused Fixed Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	2.94%	5.01%	5.65%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.23%	23.60%	17.52%
S&P 500 Pure Growth TR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.66%	21.65%	15.84%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.94%	3.50%	6.80%
Bloomberg BAA US Corporate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%	5.26%	7.35%